Supplement to the
Fidelity's Arizona Municipal Funds
October 30, 2007
Prospectus

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 8.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to Arizona personal income tax under normal circumstances. FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

AZI/SPZ-08-01 March 1, 2008
1.713591.122

Supplement to the
Fidelity® Municipal Money Market Fund
and Fidelity AMT Tax-Free Money Fund
October 30, 2007
Prospectus

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 3.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 7.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to California personal income tax under normal circumstances. FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

SMM/MMM-08-01 March 1, 2008
1.471730.116

Supplement to the
Fidelity® Municipal Money Market Fund
and Fidelity AMT Tax-Free Money Fund
October 30, 2007
Prospectus

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 3.

(circle7) Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 6.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to California personal income tax under normal circumstances. FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

SMM/MMM-08-01L March 1, 2008
1.790713.108